PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

March 2, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pinnacle Capital Management Funds Trust (the "Registrant")

File No. 333-168469

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registrant's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

If you need any further assistance, please contact the undersigned at (513) 587-3433.

Very truly yours,

/s/ Benjamin V. Mollozzi

Benjamin V. Mollozzi

Assistant Secretary